Sep. 13, 2021
Harbor Disruptive Innovation ETF
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
Under normal market conditions, the Fund invests primarily in equity securities, principally common stocks, of companies selected based on their potential for growth tied to disruptive innovation. The Fund defines “disruptive innovation” as the development of new products, services, technologies and/or other advancements that could disrupt and displace existing businesses and business models over time. While the Fund invests primarily in securities of U.S. companies, the Fund may invest up to 25% of its assets in foreign securities, including those located in emerging market countries. The Fund invests in securities across the market capitalization spectrum.The Fund employs a multi-manager approach to achieve its investment objective. The Fund’s investment adviser, Harbor Capital Advisors, Inc. (the “Adviser”) is responsible for selecting and overseeing investment subadvisers (each, a “Subadviser”) for the Fund. Each Subadviser is responsible for providing the Adviser with a model portfolio, which the Adviser will implement in its discretion in managing the Fund. Each Subadviser has its own process for identifying and evaluating companies that, in the Subadviser’s view, have the potential for growth tied to disruptive innovation. A Subadviser may recommend selling holdings when it believes that such company’s prospects have deteriorated, future growth is unlikely, or for other reasons that a Subadviser may identify. The Adviser is responsible for allocating the Fund’s assets among each Subadviser’s strategy as well as implementing each strategy (which includes buying and selling securities as recommended by each Subadviser). The Adviser does not expect to independently identify securities for investment for the Fund. The Adviser will determine allocations between each Subadviser’s strategy and adjust those allocations over time based upon its qualitative and quantitative assessment of each strategy and how those strategies work in combination to produce what the Adviser believes is an enhanced risk-adjusted investment outcome for the Fund.Holdings are expected to be diversified across sectors, but the Fund may, from time to time, have substantial exposure to a particular sector. Sector allocations are the result of the investment process for the Fund.The equity securities in which the Fund invests include common stocks as well as preferred securities. The Fund may invest in securities issued by equity real estate investment trusts (REITs). The Fund may also purchase American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company.The Adviser has selected 4BIO Partners LLP (“4BIO Capital”), NZS Capital, LLC (“NZS Capital”), Sands Capital Management, LLC (“Sands Capital”), Tekne Capital Management, LLC (“Tekne”) and Westfield Capital Management Company, L.P. (“Westfield”) to each serve as a Subadviser to the Fund.4BIO Capital recommends securities to the Adviser that reflect 4BIO Capital’s focus on new companies developing emerging technologies to disrupt the advanced therapies space, which includes gene therapy, gene editing, cell therapy, ribonucleic acid (RNA) therapy (treatments that target RNA or deliver it to cells), targeted therapies (cancer treatments targeted at specific genes and proteins) and microbiome (the collection of microorganisms living in or on the human body). 4BIO Capital assesses company valuations with a view toward their future potential value creation and typically recommends divestment either upon the company’s acquisition by another market player or when 4BIO Capital believes that future growth is unlikely.NZS Capital recommends securities of companies to the Adviser that it believes to be highly adaptable to the disruption presented by the transition of economies from analog to digital. Though many of the companies identified by NZS Capital for investment are in the technology and communication segments of the market, NZS Capital believes that disruption is increasingly impacting all sectors of the economy and may identify companies for investment across sectors.Sands Capital recommends securities to the Adviser based on Sands Capital’s belief that disruptive innovation improves upon the status quo, whether the innovations are on a large or small scale. Sands Capital identifies companies that it believes to have a leadership position in a promising business space, a significant competitive advantage, a clear mission, a value-add focus, financial strength and a rational valuation relative to the market and their business prospects. Sands Capital uses bottom-up research to identify companies across all sectors that it believes are benefitting from structural changes and secular trends that are distinct from cyclical economic factors.Tekne recommends securities to the Adviser based on Tekne’s belief that a disruptive innovation company is one that creates, uses or enables technology to change or influence an existing or new workflow, product or service. Tekne seeks to identify investments that it believes will derive success from longer-term growth rather than near-term momentum. Tekne relies on its expertise in the telecommunications, media and technology sectors as well as related industries such as fin-tech.Westfield recommends securities to the Adviser based on Westfield’s belief that disruptive innovation companies are those providing disruptive products or services to large addressable markets and that maintain a culture of continued innovation as they gain market share. Westfield will primarily focus on U.S. markets with a specialization in technology and health care.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund (in alphabetical order after the first six risks) include:Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.Disruptive Innovation Risk: Companies that the Subadviser and/or Adviser, as applicable, believes have the potential for growth tied to disruptive innovation may not in fact be successful. Companies developing new technologies, creating solutions, providing disruptive products or services, or which the Subadviser and/or Adviser, as applicable, believes to have leadership positions or competitive advantages may not be able to capitalize on those developments or positions. Such companies may encounter competition, regulation or other barriers. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations in the future. A disruptive innovation may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation may not affect the value of the equity securities issued by the company.Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.Multi-Manager Risk: The Subadvisers’ investment styles and security recommendations may not always be complementary, which could affect the performance of the Fund. Moreover, the allocation of Fund assets among Subadvisers may lead the Fund to underperform relative to how it could have performed with a different allocation between Subadvisers.Non-Discretionary Implementation Risk: Because the Fund is managed pursuant to model portfolios provided by non-discretionary Subadvisers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary subadvisers were employed. Given that values of investments change with market conditions, this could cause the Fund’s return to be lower than if the Fund employed discretionary subadvisers.Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions.Cash Transactions Risk: The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. Depositary receipts are subject to the risks associated with investing directly in foreign securities.Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment adviser cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asst value. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment adviser believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.REIT Risk: Investing in REITs will subject the Fund to additional risks. The REITs in which the Fund invests may decline in value as a result of factors affecting the real estate sector, such as changes in real estate values, changes in property taxes and government regulation affecting zoning, land use and rents, changes in interest rates, changes in the cash flow of underlying real estate assets, levels of occupancy, and market conditions, as well as the management skill and creditworthiness of the issuer. Investments in REITs are also subject to additional risks, including the risk that REITs are unable to generate cash flow to make distributions to unitholders and fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.Selection Risk: The Subadvisers' judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser and/or Adviser, as applicable, potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that the Subadviser and/or Adviser, as applicable, believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and/or Adviser, as applicable, and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.Small and Mid Cap Risk: The Fund’s performance may be more volatile because it may invest in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund’s website at harborfunds.comor call 800-422-1050.